Financial Derivative Contracts and Hedge Accounting - Schedule of Nominal Values of the Hedged Item (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedged items [line items]
Change in fair value used in measuring effectiveness	$ (2)	$ 15
Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used in measuring effectiveness	(2)	119
Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used in measuring effectiveness		7
Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used in measuring effectiveness		(111)
Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,032,759	3,666,106
Cash Flow Hedges [Member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,655,510	3,092,490
Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	107,200	20,931
Cash Flow Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,270,049	552,685
Cash Flow Hedges [Member] | Loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,283,306	2,237,603
Cash Flow Hedges [Member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	537,200	20,000
Cash Flow Hedges [Member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	709,234	504,484
Cash Flow Hedges [Member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	72,172	28,201
Cash Flow Hedges [Member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	415,439	349,619
Cash Flow Hedges [Member] | Payment in USD [Member]
Disclosure of detailed information about hedged items [line items]
Notional value			$ 15,408	$ 526,199
Cash Flow Hedges [Member] | Up to one month [member]
Disclosure of detailed information about hedged items [line items]
Notional value		610,478
Cash Flow Hedges [Member] | Up to one month [member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		598,478
Cash Flow Hedges [Member] | Up to one month [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value		12,000
Cash Flow Hedges [Member] | Up to one month [member] | Loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		337,810
Cash Flow Hedges [Member] | Up to one month [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		12,000
Cash Flow Hedges [Member] | Up to one month [member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		7,444
Cash Flow Hedges [Member] | Up to one month [member] | Payment in USD [Member]
Disclosure of detailed information about hedged items [line items]
Notional value				253,224
Cash Flow Hedges [Member] | 1 month to 3 months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	867,596	1,204,559
Cash Flow Hedges [Member] | 1 month to 3 months [member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	867,596	1,201,559
Cash Flow Hedges [Member] | 1 month to 3 months [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value		3,000
Cash Flow Hedges [Member] | 1 month to 3 months [member] | Loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	847,930	898,760
Cash Flow Hedges [Member] | 1 month to 3 months [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		3,000
Cash Flow Hedges [Member] | 1 month to 3 months [member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	14,896	29,824
Cash Flow Hedges [Member] | 1 month to 3 months [member] | Payment in USD [Member]
Disclosure of detailed information about hedged items [line items]
Notional value			4,770	$ 272,975
Cash Flow Hedges [Member] | 3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,374,656	606,337
Cash Flow Hedges [Member] | 3 months to 1 year [member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	787,914	601,337
Cash Flow Hedges [Member] | 3 months to 1 year [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	58,643
Cash Flow Hedges [Member] | 3 months to 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	528,099	5,000
Cash Flow Hedges [Member] | 3 months to 1 year [member] | Loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	435,376	309,917
Cash Flow Hedges [Member] | 3 months to 1 year [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		5,000
Cash Flow Hedges [Member] | 3 months to 1 year [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	504,484
Cash Flow Hedges [Member] | 3 months to 1 year [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	23,615
Cash Flow Hedges [Member] | 3 months to 1 year [member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	400,543	291,420
Cash Flow Hedges [Member] | 3 months to 1 year [member] | Payment in USD [Member]
Disclosure of detailed information about hedged items [line items]
Notional value			$ 10,638
Cash Flow Hedges [Member] | 1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	541,700	1,244,732
Cash Flow Hedges [Member] | 1 - 3 years [member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		691,116
Cash Flow Hedges [Member] | 1 - 3 years [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		20,931
Cash Flow Hedges [Member] | 1 - 3 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	541,700	532,685
Cash Flow Hedges [Member] | 1 - 3 years [member] | Loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		691,116
Cash Flow Hedges [Member] | 1 - 3 years [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	447,200
Cash Flow Hedges [Member] | 1 - 3 years [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	94,500	504,484
Cash Flow Hedges [Member] | 1 - 3 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value		28,201
Cash Flow Hedges [Member] | 1 - 3 years [member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		$ 20,931
Cash Flow Hedges [Member] | 3 - 5 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	200,250
Cash Flow Hedges [Member] | 3 - 5 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	200,250
Cash Flow Hedges [Member] | 3 - 5 years [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	90,000
Cash Flow Hedges [Member] | 3 - 5 years [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	110,250
Cash Flow Hedges [Member] | More than 5 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	48,557
Cash Flow Hedges [Member] | More than 5 years [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	48,557
Cash Flow Hedges [Member] | More than 5 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 48,557